Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 01, 2012
(CMG Ultra Short Term Bond Fund) | Barclays U.S. Short-Term Government/ Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.37%
5 Years	2.32%
Life of Fund	2.68%
Inception Date	Aug. 09, 2004
(CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund
Average Annual Return:
1 Year	0.78%
5 Years	1.89%
Life of Fund	2.20%
Inception Date	Mar. 08, 2004
(CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund | returns after taxes on distributions
Average Annual Return:
1 Year	0.19%
5 Years	0.72%
Life of Fund	0.95%
Inception Date	Mar. 08, 2004
(CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.50%
5 Years	0.93%
Life of Fund	1.15%
Inception Date	Mar. 08, 2004
(Columbia Tax-Exempt Fund) | Lipper General & Insured Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.56%
5 Years	3.71%
10 Years	4.36%
(Columbia Tax-Exempt Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Columbia Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 Year	6.60%
5 Years	3.41%
10 Years	4.69%
(Columbia Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.60%
5 Years	3.41%
10 Years	4.69%
(Columbia Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.86%
5 Years	3.53%
10 Years	4.66%
(Columbia Tax-Exempt Fund) | Class B Shares
Average Annual Return:
1 Year	5.98%
5 Years	3.28%
10 Years	4.40%
(Columbia Tax-Exempt Fund) | Class C Shares
Average Annual Return:
1 Year	10.23%
5 Years	3.79%
10 Years	4.56%
(Columbia Tax-Exempt Fund) | Class Z Shares
Average Annual Return:
1 Year	12.10%
5 Years	4.62%
10 Years	5.32%